Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2024	2023
Net income	$68	$46
OCI	113	61
Total comprehensive income	$181	$107

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2024	2023
Net income (loss)	$11	$(16)
OCI	–	5
Total comprehensive income (loss)	$11	$(11)